Note 8 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Income Tax Expense (Benefit), Total	$ 163	$ 3,570	$ (0)
Current Income Tax Expense (Benefit), Total	163	3,570	0
Unrecognized Tax Benefits, Ending Balance	3,634	1,065	730	$ 956
Deferred Tax Assets, Unrecognized Tax Benefit	1,391	427
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	2,243	638
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense, Total	315	0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	$ 518	$ 203
Foreign Tax Authority [Member] | Australian Taxation Office [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent, Foreign	30.00%
Income Tax Expense (Benefit), Total	$ 0
Open Tax Year	2019 2020 2021 2022
Foreign Tax Authority [Member] | Inland Revenue, Hong Kong [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent, Foreign	16.50%
Income Tax Expense (Benefit), Total	$ 0
Foreign Tax Authority [Member] | State Administration of Taxation, China [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent, Foreign	25.00%
Effective Income Tax Rate Reconciliation, at Preferential Income Tax Rate, Percent, Foreign	15.00%
Effective Income Tax Rate Reconciliation, at Preferential Income Tax Rate, Duration, Foreign (Year)	3 years
Operating Loss Carryforwards	$ 1,524
Operating Loss Carryforwards, Term (Year)	10 years
Operating Loss Carryforwards, Subject to Expiration	$ 1,524
Open Tax Year	2017 2018 2019 2020 2021 2022
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards	$ 25,048
Operating Loss Carryforwards, Term (Year)	20 years
Open Tax Year	2019 2020 2021 2022
State and Local Jurisdiction [Member]
Open Tax Year	2019 2020 2021 2022